SEGMENTED INFORMATION DISCLOSURE: Schedule of assets in Chile (Details) - CAD ($)	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Details
Equipment, net	$ 60,953	$ 22,637
Exploration and evaluation assets	803,251	821,773	$ 900,463
Total assets in Chile	$ 864,204	$ 844,410